Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule of accounts receivable from related parties
Name of related party	December 31, 2021	December 31, 2020

(a) JURV	$94,400	$91,876
(b) Xuete	$-	$45,172
(c) Sanshui Yijia	$99,951	$188,573
(d) Beijing Xuete	$-	$29,400
(e) Shenzhen Boruiju	$26,432	$35,678
(f) Dongguan Artist Network	$28,651	$27,563
(i) Wanshangbao	$15,576	$15,160
(j) Guizhou United World	$-	$9,953
(k) Huoerguosi Guoranfeifan	$-	$7,656

Total	$265,010	$451,031

Schedule of prepayments - related parties
Name of related party	December 31, 2021	December 31, 2020
(a) JURV	$-	$11,178
(b) Xuete	$-	$136,641
(e) Shenzhen Boruiju	$-	$633,842
(f) Dongguan Artist Network	$-	$22,001
(g) Hangzhou Guanding	$-	$12,204
(h) Hangzhou Jituji	$-	$5,068
(i) Wanshangbao	$-	$54,664
(j) Guizhou United World	$-	$20,283
(k) Huoerguosi Guoranfeifan	$-	$39,279

Total	$-	$935,160